Nationwide International Small Cap Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE® Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	9.08%	8.18%
MSCI EAFE® Small Cap Index (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.83%	5.62%	8.20%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		28.87%	5.01%	8.07%
Performance Inception Date	Dec. 29, 2016
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		37.25%	6.66%	9.16%
Performance Inception Date	Dec. 29, 2016
Class R6 Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		33.06%	4.22%	6.65%
Performance Inception Date	Dec. 29, 2016
Class R6 Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		23.96%	4.47%	6.39%
Performance Inception Date	Dec. 29, 2016
Institutional Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		37.11%	6.54%	9.05%
Performance Inception Date	Dec. 29, 2016